Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Summary of Concentration of Customers and Suppliers

Customers from whom individually represent greater than 10% of total revenues of the Group for the six months ended June 30, 2024 and 2025 are as follows.

	For the Six Months ended June 30,
	2024		2025
	US$	%	US$	%
Customer A	*	*	1,389,443	11%
Customer B	*	*	1,281,392	10%
Customer C	5,553,898	28%	*	*
Customer D	5,435,955	27%	*	*
Customer E	3,719,491	18%	*	*

Suppliers from whom individually represent greater than 10% of total purchases of the Group for the six months ended June 30, 2024 and 2025 are as follows.

	For the Six Months ended June 30,
	2024		2025
	US$	%	US$	%
Supplier A	1,843,372	20%	820,419	13%
Supplier B	2,214,168	24%	786,562	13%
Supplier C	*	*	725,198	12%
Supplier D	966,890	10%	660,265	11%

Customers accounting for 10% or more of accounts receivable, net are as follows:

	As of December 31,		As of June 30,
	2024		2025
	US$	%	US$	%
Customer F	1,713,707	15%	1,524,516	18%
Customer G	1,569,321	14%	1,204,375	14%
Customer D	1,498,250	13%	*	*
Customer H	1,399,828	12%	*	*
Customer C	1,338,451	12%	*	*

Customers accounting for 10% or more of contract liabilities are as follows:

	As of December 31,		As of June 30,
	2024		2025
	US$	%	US$	%
Customer G	*	*	468,185	16%
Customer H	*	*	356,867	12%
Customer E	320,308	10%	*	*

Suppliers accounting for 10% or more of accounts payable are as follows:

	As of December 31,		As of June 30,
	2024		2025
	US$	%	US$	%
Supplier B	2,747,890	36%	1,725,435	27%
Supplier D	1,425,008	19%	1,353,686	21%
Supplier A	*	*	777,578	12%

Suppliers accounting for 10% or more of prepayments are as follows:

	As of December 31,		As of June 30,
	2024		2025
	US$	%	US$	%
Supplier E	3,463,506	66%	2,525,473	60%
Supplier A	605,744	12%	1,178,740	28%
Supplier F	1,000,000	19%	*	*

* The amount was less than 10% of total sales, total purchases or total balance.

Summary of Cash and Cash Equivalents, Excluding Cash on Hand are Deposited in Financial Institutions at Locations	The Group’s cash and cash equivalents, excluding cash on hand, are deposited in financial institutions at below locations:

	As of December 31,	As of June 30,
	2024	2025
	US$	US$
Financial institutions in the mainland of the PRC
—Denominated in RMB	11,977,938	5,555,396
—Denominated in USD	1,117,452	1,362,732
—Denominated in EUR	1,776,869	1,102,611
Total cash and cash equivalents balances held at mainland PRC financial institutions	14,872,259	8,020,738
Financial institution in Germany
—Denominated in EUR	2,882,073	1,104,423
Total cash balances held at a Germany financial institution	2,882,073	1,104,423
Financial institutions in the USA
—Denominated in USD	9,018,804	7,211,058
Total cash balances held at a USA financial institution	9,018,804	7,211,058
Total cash and cash equivalents balances held at financial institutions	26,773,136	16,336,220